INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Federal tax statutory rate	21.00%	21.00%
Permanent differences	(11.60%)	(13.20%)
Valuation allowance	(9.40%)	(7.80%)
Effective rate	0.00%	0.00%